Loans Receivable, Net (Schedule of Accounts, Notes, Loans and Financing Receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 339,350,618	$ 347,768,717
Loans Held For Sale	2,462,559	1,864,999
Total Loans Receivable, Gross	341,813,177	349,633,716
Allowance For Loan Losses	8,275,133	8,357,496
Loans In Process	2,902,849	1,379,114
Deferred Loan Fees	62,466	22,611
Loans, Allowances, and Fees	11,240,448	9,759,221
Total Loans Receivable, Net	330,572,729	339,874,495
Residential Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	76,373,071	77,282,817
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	50,380,289	50,391,224
Commercial Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	12,514,133	10,564,467
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total	$ 200,083,125	$ 209,530,209